SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of Presentation	The accompanying audited consolidated financial statements for the years ended December 31, 2021 and 2020 for the Company and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements as of June 30, 2022 and for the three and six months ended June 30, 2022 and 2021 for the Company and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. In the opinion of management, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation have been included. The condensed consolidated balance sheet as of December 31, 2021 included herein was derived from the audited financial statements as of that date.
Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. As such, the information included in these unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and the related notes thereto as of and for the year ended December 31, 2021. The results for the interim periods are not necessarily indicative of the results for the full year.

Principles of Consolidation
The Company’s consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions, balances and unrealized gains and losses have been eliminated in consolidation. The Company includes the following wholly owned subsidiaries as of December 31, 2021:
Kalera AS
•Kalera Inc.
•Iveron Materials, Inc.
•Vindara, Inc.
•Kalera GmbH (formerly known as &ever GmbH)
•Kalera S.A.
•Kalera Real Estate Holdings, LLC
•Kalera Singapore PTE. LTD. (formerly known as &ever Singapore)
•WAFRA Agriculture for Agriculture Contracting Company - SPC
•Kalera Middle East Holding Ltd (formerly &ever Middle East Holdings Ltd)
Principles of Consolidation
The Company’s unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions, balances and unrealized gains and losses have been eliminated in consolidation. The Company includes the following wholly owned subsidiaries as of June 30, 2022:
Kalera Public Ltd Co.
•Kalera AS
•Kalera Inc.
•Agrico Acquisition Corp. Inc
•Iveron Materials, Inc.
•Vindara, Inc.
•Kalera GmbH (Germany)
•Kalera S.A. (Luxembourg)
•Kalera Real Estate Holdings, LLC
•Kalera Singapore PTE. LTD.
•Kalera Kuwait Agricultural Company for Agricultural Contracting
•Kalera Middle East Holding Ltd (Dubai)

Segment Reporting	The Company’s chief operating decision maker, or the CODM, is considered to be the Chief Operating Officer along with and supported by the Company’s Chief Executive Officer and Chief Financial Officer, together comprising the CODM. The CODM measures performance based on overall return to shareholders based on consolidated return to shareholders. The Company had one operating segment for the years ended December 31, 2021 and 2020 that is engaged in the sale and production of hydroponic lettuce and micro-greens.
Use of Estimates	The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may or may not differ from those estimates.
Use of Estimates
The preparation of the unaudited condensed consolidated financial statements in accordance with GAAP, requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may or may not differ from those estimates.
Significant items subject to such estimates and assumptions include the valuation of inventory, stock-based compensation, warrants, earnout liabilities, leases and other valuation estimates. The Company’s results can also be affected by economic, political, legislative, regulatory, legal actions, and the global volatility and general market disruption resulting from the global COVID-19 pandemic and geopolitical tensions, such as Russia’s recent incursion into Ukraine. Economic conditions, such as recessionary trends, inflation, interest and monetary exchange rates, and government fiscal policies, can have a significant effect on operations. While the Company maintains reserves for anticipated liabilities and carries various levels of insurance, the Company could be affected by civil, criminal, environmental, regulatory or administrative actions, claims, or proceedings.
Revenue Recognition
The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers, the core principle of which is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to receive in exchange for those goods or services. To achieve this core principle, the Company applies the following five-step model: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to performance obligations in the contract; and (5) recognize revenue when or the company satisfies a performance obligation.
The Company recognizes revenue through the sale of various varieties of lettuce and micro–greens, which are sold to food retail and distribution customers, generally with standard shipping terms. The Company’s revenue results from the delivery of products as the single performance obligation transferred at an agreed upon price per unit. The Company recognizes revenue for the sale of products at the point in time the performance obligation has been satisfied, which is when control of the product has transferred to the customer. Control of the product generally occurs upon shipment or delivery to the customer based on terms of the sale.
Revenue is measured as the amount of consideration the Company expects to receive in exchange for delivering products. The amount of revenue recognized is reduced for estimated returns, discounts and other customer credits. No significant element of financing is deemed present as the sales are made with a credit term of thirty (30) days, which is consistent with market practice. A trade receivable is recognized when the goods are delivered as this is the point in time that the consideration is unconditional because only the passage of time is required before the payment is due.

Leases	The Company identifies leases by evaluating its contracts to determine if the contract conveys the right to use an identified asset for a stated period of time in exchange for consideration. The Company considers whether it can control the underlying asset and has the right to obtain substantially all of the economic benefits or outputs from the asset. Leases with terms greater than twelve (12) months are classified as either operating or finance leases at the commencement date based on guidance in ASC 842, Leases. For these leases, the Company capitalizes the present value of the minimum lease payments including property taxes and other common area maintenance costs over the lease terms as a right–of–use asset with an offsetting lease liability. The discount rate used to calculate the present value of the minimum lease payments is based on an incremental borrowing rate, which approximates the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term. The lease term includes any non-cancelable period for which the Company has the right to use the asset. Currently, all capitalized leases are classified as operating leases and the Company records lease expense on a straight–line basis over the term of the lease.LeasesThe Company identifies leases by evaluating its contracts to determine if the contract conveys the right to use an identified asset for a stated period of time in exchange for consideration. The Company considers whether it can control the underlying asset and has the right to obtain substantially all of the economic benefits or outputs from the asset. Leases with terms greater than twelve (12) months are classified as either operating or finance leases at the commencement date based on guidance in Accounting Standards Codification (ASC) 842, Leases. For these leases, the Company capitalizes the present value of the minimum lease payments including property taxes and other common area maintenance costs over the lease terms as a right–of–use asset with an offsetting lease liability. The discount rate used to calculate the present value of the minimum lease payments is based on an incremental borrowing rate, which approximates the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term. The lease term includes any noncancelable period for which the Company has the right to use the asset. Currently, all capitalized leases are classified as operating leases and the Company records lease expense on a straight–line basis over the term of the lease.
Cash and Cash Equivalents	The Company considers short–term investment securities with an original maturity of three months or less to be cash equivalents.
Trade Receivables	Trade receivables are recognized initially at fair value less provision for expected credit losses. The Company records an allowance for doubtful accounts to allow for any amounts that may not be recoverable, which is based on an analysis of the Company’s prior collection experience, customer creditworthiness, and current economic trends. Based on management’s review of accounts receivable, an allowance for credit losses of $23 thousand was considered adequate at December 31, 2021. There was no allowance for doubtful accounts at December 31, 2020. Interest is typically not charged on past due invoices. Account balances are written-off after collection efforts have been made and the potential recovery is considered remote.
Inventory	Inventory is stated at the lower of cost or net realizable value and is accounted for using the first–in, first–out (“FIFO”) method. Inventory costs include the costs of producing products which include direct material costs such as seeds and nutrients, salaries and wages of the employees directly involved in farming production, farming facility costs including utility costs, insurance, maintenance, and other costs directly attributed to the vertical farming process and facilities. The inventory balance at December 31, 2021 and 2020 include direct materials not yet utilized in the farming process, cost of leafy greens currently growing, and fully grown leafy greens ready for sale. Inventory costs including shipping and handling are reflected in the cost of goods sold at the time the product is sold and recognized in sales. For any inventory that is produced but is unsold prior to spoil date or is unfit for sale, the Company writes–off that inventory in accordance with the lower of cost or net realizable value principle.
Cost of Goods Sold	Inventory is stated at the lower of cost or net realizable value and is accounted for using the first–in, first–out (“FIFO”) method. Inventory costs include the costs of producing products which include direct material costs such as seeds and nutrients, salaries and wages of the employees directly involved in farming production, farming facility costs including utility costs, insurance, maintenance, and other costs directly attributed to the vertical farming process and facilities. The inventory balance at December 31, 2021 and 2020 include direct materials not yet utilized in the farming process, cost of leafy greens currently growing, and fully grown leafy greens ready for sale. Inventory costs including shipping and handling are reflected in the cost of goods sold at the time the product is sold and recognized in sales. For any inventory that is produced but is unsold prior to spoil date or is unfit for sale, the Company writes–off that inventory in accordance with the lower of cost or net realizable value principle.
Property, Plant and Equipment, net
Property, plant and equipment, net is stated at cost less accumulated depreciation. Depreciation is computed beginning on the date the asset is placed into service using the straight–line method over the lesser of the estimated useful lives. Leasehold improvements are amortized on a straight-line basis over the lesser of the useful life of the lease or the relevant lease term.
The estimated useful lives are as follows:
•Production facilities: 15 years
•Furniture, fittings & equipment: 5 years
•Industrial property: 20 years
•Vehicles: 6–10 years
Farming production facilities under construction are not depreciated until completed and ready for their intended use, at which point they are transferred to their own asset category. The Company reclassifies assets under construction, which include primarily farming production facilities, to property, plant, and equipment when the farming production facility is put into service and production begin. The Company capitalizes interest during construction of assets until construction is complete and the asset is placed in service.
Business Combinations
Business combination accounting requires the acquirer to recognize, separately from goodwill, the identifiable assets acquired, liabilities assumed, and any noncontrolling interest in the acquiree, and to measure these items generally at their acquisition date fair values. Goodwill is recorded as the residual amount by which the purchase price exceeds the fair value of the net assets acquired. If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company is required to report provisional amounts in the financial statements for the items for which the accounting is incomplete.
Adjustments to provisional amounts initially recorded that are identified during the measurement period are recognized in the reporting period in which the adjustment amounts are determined. During the measurement period, the Company is also required to recognize additional assets or liabilities if new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of those assets and liabilities as of that date.
The measurement period ends the sooner of one year from the acquisition date or when the Company receives the information about facts and circumstances that existed as of the acquisition date or learn that more information is not obtainable.
When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets. Critical estimates in valuing intangible assets include, but are not limited to, expected future cash flows, which include consideration of future growth rates and margins, future changes in technology and brand awareness, loyalty and position, and discount rates. Fair value estimates are based on the assumptions management believes a market participant would use in pricing the asset or liability.

Carrying Value of Long–Lived Assets and Intangible Assets	The Company follows the provisions of ASC 350, Intangibles - Goodwill and Other, which establishes accounting standards for the impairment of long-lived assets such as intangible assets subject to amortization. Long–lived assets are reviewed annually for impairment or as events or changes in business circumstances occur, indicating that the carrying value of the asset may not be recoverable. The estimated cash flows produced by assets or asset groups, are compared to the asset carrying value to determine whether impairment exists. Such estimates involve considerable management judgment and are based upon assumptions about expected future operating performance. As a result, actual cash flows could differ from management’s estimates due to changes in business conditions, operating performance, and economic and competitive conditions. Other intangible assets are comprised of technology related to vertical farming acquired from Kalera GmbH and Kalera Middle East Holding Ltd and intellectual property related to indoor seed acquired from Vindara Inc during business acquisitions (see Note 6 for additional information on business acquisitions), and licenses and related costs incurred for exclusive access and development of patents owned by Iveron Materials, Inc. Intangible assets are recorded at historical cost and amortized on a straight-line basis beginning on the date the intangible asset is placed into service over the estimated useful lives. Impairment reviews are undertaken annually, or more frequently if events or circumstances indicate potential impairment.
Intangible assets are amortized using following useful lives:
•Intellectual property: 10 years
•Technology: 15 years
•Patents, licenses and software development: 10 years

Maintenance and Repairs of Property and Equipment	Expenditures for maintenance and repairs are charged to expenses in the period incurred and recorded in cost of goods sold for property and equipment involved in farming operations and selling, general, and administrative for any property and equipment not used in farming operations.
Goodwill	Goodwill represents the excess of costs over the fair value of identifiable assets acquired and liabilities assumed in business combinations. Goodwill is not amortized but is assessed for impairment annually or more frequently if circumstances indicate potential impairment. An impairment charge is recognized when and to the extent the carrying amount of goodwill is determined to exceed its fair value. The Company has the option to first assess qualitatively whether it is more likely than not that a reporting unit’s carrying amount exceeds its fair value. Events and circumstances that are considered in performing the qualitative assessment include macroeconomic conditions, industry and market conditions, cost factors, overall financial performance, events affecting the reporting unit or Company as a whole. When performing the qualitative assessment, the Company examines those factors most likely to affect each reporting unit’s fair value. If the Company concludes that it is more likely than not that the reporting unit’s fair value is less than its carrying amount (that is, a likelihood of more than 50 percent) as a result of the qualitative assessment, or, if the qualitative assessment is not elected, then a quantitative assessment is performed in its place, to determine any impairment.
Other Non-Current Assets	Other non–current assets primarily consist of security deposits required for long–term operating lease agreements.
Asset Retirement Obligations	The fair value of a liability for an asset retirement obligation is recorded in the period in which it is incurred if a reasonable estimate of fair value can be made. The Company’s asset retirement obligations are generally a result of operating lease agreements for locations which the Company has built–out farming production facilities. The lease agreements often include provisions requiring the Company to return the leased space to its original state prior to the build out of the Company’s farming production facility. These provisions result in costs to remove farming production equipment and repair the leased space prior to vacating the space. In periods subsequent to initial measurement, the Company recognizes period–to–period changes in the asset retirement obligation liability resulting from the passage of time and revisions to either the timing or the amount of the original estimate. The increase in the carrying value of the associated long–lived asset is depreciated over its corresponding estimated economic life.
Share Based Compensation
The Company recognizes share based compensation expense associated with stock option awards based on an estimate of the grant date fair value of each stock option award. The Company estimates the grant date fair value of stock options granted based on the Black–Scholes model.
In valuing stock options, significant judgment is required in determining the expected life that individuals will hold their stock options prior to exercising. The expected term of stock options is derived using the simplified method to provide a reasonable basis of option grants and an estimate of future exercises during the remaining contractual period of the option. Expected volatility for stock options is based on the historical and implied volatility of the Company’s common stock. While volatility and estimated life are assumptions that do not bear the risk of change subsequent to the grant date of stock options, these assumptions may be difficult to measure as they represent future expectations based on historical experience. Further, the expected volatility and expected life may change in the future, which could substantially change the grant-date fair value of future awards of stock options and, ultimately, the expense recorded. See Note 8 for additional information on the Company’s share based compensation plans. The Company accounts for forfeitures as incurred.
The Company expenses share-based compensation for stock options using the straight-line method over the requisite service period for the entire award.
Foreign currency	Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Assets and liabilities of consolidated subsidiaries whose functional currency is other than the U.S. dollar are translated into U.S. dollars using currency exchange rates at the balance sheet date. Revenues and expenses are translated using the average currency exchange rates during the period. Monetary balance sheet items in foreign currency are translated into the functional currency using the exchange rate at the balance sheet date. Foreign exchange gains and losses that relate to borrowings and cash and cash equivalents are presented in the statement of operations as foreign exchange (losses) gains. Where the foreign local currency is used as the functional currency, translation adjustments are recorded as a separate component of accumulated other comprehensive loss.
Selling, General, and Administrative Expenses	Selling, general, and administrative expenses primarily consist of costs for corporate functions, including payroll, employee benefits for corporate employees, corporate office expenses, professional fees, marketing and selling costs, and other expenses not attributed to production of products.
Income taxes
The Company follows the asset and liability method of accounting for income taxes under ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income taxes are recorded and recognized for future tax effects of temporary differences between financial and income tax reporting. The Company records valuation allowances in situations where the realization of deferred tax assets is not more–likely–than–not.
The Company periodically reviews assumptions and estimates of the Company’s probable tax obligations and effects on its liability for any uncertain tax positions, using informed judgment which may include the use of third–party consultants, advisors and legal counsel, as well as historical experience. If a tax position does not meet the minimum statutory threshold to avoid payment of penalties and interest, the Company recognizes an expense for the amount of the interest and penalty in the period in which the Company claims or expects to claim the position on its tax return.
For financial statement purposes, the Company is allowed to elect whether to classify such charges as either income tax expense or another expense classification. Should such expense be incurred in the future, the Company will classify such interest as a component of interest expense and penalties as a component of income tax expense.
There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2021 and 2020, respectively. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.
On March 27, 2020, President Trump signed the Coronavirus Aid, Relief, and Economic Security “CARES” Act into law. The CARES Act includes several significant business tax provisions that, among other things, would eliminate the taxable income limit for certain net operating losses (“NOL”) and allow businesses to carry back NOLs arising in 2018, 2019 and 2020 to the five prior years, suspend the excess business loss rules, accelerate refunds of previously generated corporate alternative minimum tax credits, generally loosen the business interest limitation under IRC section 163(j) from 30 percent to 50 percent among other technical corrections included in the Tax Cuts and Jobs Act tax provisions.
The Company recorded an income tax benefit during the year ended December 31, 2021 due to the recognition of deferred tax benefits for intangible asset amortization associated with its acquired businesses. The Company recorded no income tax benefit or expense for the year ended December 31, 2020. The Company recorded a valuation allowance as of December 31, 2021 and 2020 on substantially all of its domestic and foreign deferred tax assets, as management does not consider it more than likely than not that the benefits from these deferred tax assets will be realized in the near term.
(Loss) Earnings Per Share	Basic earnings or loss per common share amounts are calculated using the weighted average number of common shares outstanding for the period. Diluted earnings per common share amounts are calculated using the weighted average number of common shares outstanding plus the additional dilution for all potentially dilutive securities. During loss periods, diluted loss per share amounts are based on the weighted average number of common shares outstanding, because the inclusion of common stock equivalents would be antidilutive.
Fair Value of Financial Instruments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:
Level 1 - Valuations based on quoted prices for identical assets and liabilities in active markets.
Level 2 - Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3 - Valuations based on unobservable inputs reflecting our own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.
Amounts classified as cash and cash equivalents, trade receivables, accounts payable and accrued expenses are considered level 1 and are measured based on quoted prices in active markets for identical assets.

Commitments and Contingencies	The Company, from time to time, is involved in various legal proceedings incidental to the conduct of its business, including claims by customers, employees or former employees. Once it becomes probable that the Company will incur costs in connection with a legal proceeding and such costs can be reasonably estimated, it establishes appropriate reserves. While legal proceedings are subject to uncertainties and the outcome of any such matter is not predictable, the Company is not aware of any legal proceedings pending or threatened against it that it expects to have a material adverse effect on its financial condition, results of operations or liquidity.
Concentration of Credit Risk	The Company’s financial instruments that are exposed to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains its cash and cash equivalents at financial institutions. The Company has not experienced any realized losses in such accounts and believes it is not exposed to any significant credit risk.
Advertising Costs	The Company expenses advertising costs as incurred, which are included as a component of Selling, general, and administrative expenses on the accompanying consolidated statements of operations and comprehensive loss.
Recently Issued Accounting Pronouncements
Recent accounting pronouncements, other than below, issued by the Financial Accounting Standards Board (“FASB”) .the AICPA and the SEC did not or are not believed by management to have a material effect on the Company’s present or future Consolidated Financial Statements.
In December 2019, the FASB issued Accounting Standards Update (“ASU”) 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 is part of the FASB’s overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. ASU 2019-12 removes certain exceptions to the general principles of ASC 740, Income Taxes, (“ASU 740”) in order to reduce the cost and complexity of its application in the areas of intra-period tax allocation, deferred tax liabilities related to outside basis differences, year-to-date losses in interim periods and other areas within ASC 740. The Company adopted ASU 2019-12 on January 1, 2021 and the adoption of ASU 2019-12 did not have a material impact on the Company’s consolidated financial statements.
Recently Issued Accounting Pronouncements
The Company adopted Accounting Standards Update (ASU) 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity effective January 1, 2022. This ASU simplifies the accounting for certain financial instruments with characteristics of liabilities and equity and reduces the number of accounting models for convertible debt instruments and convertible preferred stock. As a result of the adoption of this ASU, the embedded conversion features associated with the Company’s convertible debt entered into during the second quarter of 2022 did not require separation from the debt instrument. Refer to Note 11 for further discussion regarding the Company’s convertible debt agreement.
No other new accounting pronouncement recently issued or newly effective had or is expected to have a material impact on the unaudited condensed consolidated financial statements.